Nature of Operations and Organization (Details 2)	1 Months Ended
	Jan. 31, 2012 item	Aug. 31, 2013 item	Mar. 31, 2014	Nov. 01, 2011 item	Jul. 31, 2013 item	Dec. 02, 2013	Dec. 31, 2013
Acquisitions Subsequent to Initial Public Offering
Equity method ownership interest (as a percent)			50.00%
SemStream
Acquisitions Subsequent to Initial Public Offering
Number of acquired natural gas liquids terminals				12
Pacer
Acquisitions Subsequent to Initial Public Offering
Number of companies associated with the acquiree entity	7
Crescent Terminals, LLC
Acquisitions Subsequent to Initial Public Offering
Number of tow boats acquired					4
Number of crude oil barges acquired					7
Big Lake
Acquisitions Subsequent to Initial Public Offering
Number of water disposal facilities acquired			1
Oilfield Water Lines LP
Acquisitions Subsequent to Initial Public Offering
Number of companies associated with the acquiree entity		7
Coastal
Acquisitions Subsequent to Initial Public Offering
Number of water disposal facilities acquired			1
Gavilon Energy
Acquisitions Subsequent to Initial Public Offering
Equity method ownership interest (as a percent)						11.00%
Gavilon Energy | Glass Mountain
Acquisitions Subsequent to Initial Public Offering
Equity method ownership interest (as a percent)						50.00%	50.00%